Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Accounts Receivables
Trade And Other Receivables [Line Items]
Non-related party	₩ 41,516	₩ 10,865	₩ 4,191
Related party	775	1,080	1,223
Deduction : Allowance for doubtful receivables	(123)	(126)	(125)	₩ (125)
Total	42,168	11,819	5,289
Other Receivables
Trade And Other Receivables [Line Items]
Non-related party	744	755	207
Deduction : Allowance for doubtful receivables	(46)	(45)	(47)	₩ (47)
Total	₩ 698	₩ 710	₩ 160